Net Trading and Other Income (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Net Trading and Other Income

	Group
	2019 £m	2018 £m	2017 £m
Net trading and funding of other items by the trading book	6	245	205
Net gains/(losses) on other financial assets at fair value through profit or loss	19	(6)	80
Net losses on other financial liabilities at fair value through profit or loss	(83)	(44)	(97)
Net gains/(losses) on derivatives managed with assets/liabilities held at fair value through profit or loss	69	(128)	(17)
Hedge ineffectiveness	8	34	5
Net profit on sale of available-for-sale assets			54
Net profit on sale of financial assets at fair value through other comprehensive income	15	19
Income from operating lease assets	124	86	44
Other	37	(24)	28

	195	182	302